Parent Entity Information (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of contingent liabilities [abstract]
Schedule of Supplementary Information about the Parent Entity

Statement of profit or loss and other comprehensive income

	Parent
	30 June 2023	30 June 2022
	A$	A$

Profit/(loss) after income tax	(10,534,690)	39,569,245

Total comprehensive income/(loss)	(10,534,690)	39,569,245

Statement of financial position

	Parent
	30 June 2023	30 June 2022
	A$	A$

Total current assets	17,352,971	6,338,838

Total assets	118,145,995	103,094,398

Total current liabilities	1,799,920	256,494

Total liabilities	7,152,464	256,494

Equity
Issued capital	142,986,671	125,713,259
Share-based payments reserve	8,726,228	7,309,323
Accumulated losses	(40,719,368)	(30,184,678)

Total equity	110,993,531	102,837,904